Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GE ownership percentage in new company formed in connection with the NBC Universal transaction	49.00%				49.00%				49.00%	49.00%
Net income attributable to Comcast Corporation	$ 1,518	$ 2,113	$ 1,348	$ 1,224	$ 1,287	$ 908	$ 1,022	$ 943	$ 6,203	$ 4,160	$ 3,635
Increase in Comcast Corporation additional paid-in capital resulting from the issuance of noncontrolling equity interest									0	1,650
Increase in Comcast Corporation additional paid-in capital resulting from the purchase of noncontrolling interest									2	0
Changes in equity resulting from net income attributable to Comcast Corporation and transfers from (to) noncontrolling interests									6,205	5,810
GE [Member]
GE ownership percentage in new company formed in connection with the NBC Universal transaction					49.00%					49.00%
Comcast Content Business [Member]
Increase in Comcast Corporation additional paid-in capital resulting from the issuance of noncontrolling equity interest										$ 1,700